Commitments and Contingencies (Detail Textuals)					1 Months Ended					12 Months Ended
	Jul. 12, 2017 USD ($)	May 03, 2017 USD ($) $ / shares shares	Apr. 01, 2017 USD ($)	Feb. 05, 2016 USD ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Nov. 30, 2015 USD ($)	Oct. 31, 2014 USD ($) ft²	Sep. 30, 2014 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Rent expense					$ 32,128		$ 7,559		$ 9,267	$ 253,437	$ 302,419
Lease expenses per month									$ 300
Value of furniture lease payment					19,654
Loss on disposal of fixed assets					$ 1,650					$ 1,788
Preferred stock, shares authorized | shares										20,000,000
Series E Preferred Stock
Operating Leased Assets [Line Items]
Preferred stock, shares authorized | shares		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.001
Shares issued, price per share (in dollars per share) | $ / shares		$ 20
Aggregate gross proceeds		$ 20,000,000
Guarantor failed to pay within 90 days of notice of purchaser	$ 20,000,000
Lease Agreement
Operating Leased Assets [Line Items]
Area of corporate office headquarters | ft²								4,087
Rent expense								$ 5,373
Letter agreement ("Agreement") | Contract manufacturing organization ("CMO")
Operating Leased Assets [Line Items]
Fees and expenses for the initial evaluation and development										$ 0	260,244
Estimated analytical method development and qualification				$ 142,900
Letter agreement ("Agreement") | Contract manufacturing organization ("CMO") | Minimum
Operating Leased Assets [Line Items]
Fees and expenses for the initial evaluation and development				154,000
Letter agreement ("Agreement") | Contract manufacturing organization ("CMO") | Maximum
Operating Leased Assets [Line Items]
Fees and expenses for the initial evaluation and development				$ 183,000
Independent contractor agreement | K2C, Inc.
Operating Leased Assets [Line Items]
Monthly fee			$ 20,000			$ 10,000
Terms of agreement renewed						1 year
Total expense incurred under agreement										$ 210,000	$ 120,000